Income Taxes (Details)	7 Months Ended
Dec. 31, 2020 USD ($)
Income Taxes (Details) [Line Items]
Change in valuation allowance	$ 898,000
Net operating loss carryovers	$ 49,063
Net operating loss expire, description	The federal net operating losses do not expire, while the state net operating losses will expire in 2041.
U.S. federal and State [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryovers	$ 172,000